Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2021	2020
Payroll and employee benefits	$9,144	$2,951
Insurance premiums	4,099	—
Litigation	—	2,675
Professional services	2,517	1,812
Research and development	1,043	700
Inventory	3,168	1,029
Interest	178	364
Contract liability	2,652	—
Other	3,970	2,784
	$26,771	$12,315